Impairment	12 Months Ended
Dec. 31, 2022
Disclosure of Impairment Loss and Reversal of Impairment Loss [Abstract]
IMPAIRMENT

NOTE 11: IMPAIRMENT

The following tables summarize the impairment loss (reversal) in the consolidated statements of profit or loss and comprehensive profit or loss:

	Year ended December 31,
	2022	2021
Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets	75,213	1,800
Impairment on goodwill	17,900	—
Impairment reversal on property, plant and equipment	—	(1,860)
	93,113	(60)

Year ended December 31,
							2022
		Equipment and construction prepayments	Assets held for sale	ROU assets	Property, plant and equipment	Goodwill	Total
Washington State cryptocurrency mining CGU (“Washington CGU”)	a, c	—	—	306	6,208	17,900	24,414
Argentina cryptocurrency mining CGU (“Argentina CGU”)	b, c	50,326	—	1,728	32,027	—	84,081
Quebec cryptocurrency mining CGU (“Quebec CGU”)	c	(11,641)	—	—	—	—	(11,641)
Paraguay cryptocurrency mining CGU (“Paraguay CGU”)	c	(8,486)	—	—	—	—	(8,486)
Miners held for sale	e	—	545	—	—	—	545
Suni mineral asset	f	—	—	—	4,200	—	4,200
		30,199	545	2,034	42,435	17,900	93,113

Year ended December 31,
							2021
Quebec CGU	d	—	—	—	(970)	—	(970)
Miners held for sale	e	—	(890)	—	—	—	(890)
Suni mineral asset	f	—	—	—	1,800	—	1,800
		—	(890)	—	830	—	(60)

a.	Washington CGU’s impairment during the second quarter of 2022
i.	Background

As a result of the decline in the BTC price during the second quarter of 2022, the Company performed an evaluation of the recoverable amount of the property, plant and equipment and intangible assets for the Washington State cryptocurrency mining facility CGU as of June 30, 2022. As these groups of assets do not generate cash inflows that are independent of each other, the recoverable amount was calculated for the CGU comprised of the assets of BVVE and electrical equipment, long-term electricity deposits, land, building and favorable lease used in the cryptocurrency mining facility in Washington State.

ii.	Impairment loss

The recoverable amount was calculated using the value in use model, which calculated the present value of the future cash flows expected to be derived from the Washington CGU, which was determined to be lower than its carrying amount. Based on its calculation, the Company recorded an impairment loss on its Washington CGU resulting in an impairment charge to goodwill of $17,900 during the second quarter.

b.	Argentina CGU’s impairment during the third quarter of 2022
i.	Background

During the third quarter of 2022, as a result of the decline in the BTC price, the Company performed an evaluation of the recoverable amount of the assets for operating the cryptocurrency mining facilities in Quebec, Washington State and Argentina separately. As the group of assets for each CGU do not generate cash inflows that are independent of each other, the recoverable amount was calculated for each CGU comprised of the property, plant and equipment, ROU assets, long-term electricity deposits, long-term construction and equipment prepayments and favorable lease used in the operating cryptocurrency mining facilities in Quebec, Washington State and Argentina.

ii.	Impairment loss

The recoverable amount was calculated using the value in use model, which calculated the present value of the future cash flows expected to be derived from the Argentina CGU, which was determined to be lower than its carrying amount. Based on its calculation, the Company determined that an impairment loss should only be recorded on its operating Argentina CGU in the amount of $79,484 during the third quarter of 2022, of which $48,865 was allocated to equipment and construction prepayments, $1,648 to ROU assets and $28,971 to property, plant and equipment. The impairment loss was recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets.

c.	Washington CGU and Argentina CGU’s impairment and Quebec CGU and Paraguay CGU’s impairment reversal during the fourth quarter of 2022
i.	Background

During the fourth quarter of 2022, as a result of the decline in the BTC price, the Company performed an evaluation of the recoverable amount of the assets for operating the cryptocurrency mining facilities in Quebec, Washington State, Argentina and Paraguay separately. As the group of assets for each CGU do not generate cash inflows that are independent of each other, the recoverable amount was calculated for each CGU comprised of the property, plant and equipment, ROU assets, long-term electricity deposits, long-term construction and equipment prepayments and favorable lease used in the operating cryptocurrency mining facilities in Quebec, Washington State, Argentina and Paraguay.

ii.	Impairment loss

The recoverable amount was calculated using the value in use model, which calculated the present value of the future cash flows expected to be derived from the Washington CGU and Argentina CGU, which were determined to be lower than their carrying amount. Based on its calculation, the Company determined that an impairment loss should be recorded on its Washington CGU and Argentina CGU in the amount of $6,514 and $4,597, respectively, during the fourth quarter of 2022, of which nil and $1,461, respectively, were allocated to equipment and construction prepayments, $306 and $80, respectively, were allocated to ROU assets and $6,208 and $3,056, respectively, were allocated to property, plant and equipment. The impairment losses were recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets.

iii.	Reversal of impairment loss

The renegotiation of the 48,000 unit purchase agreements, as described in Note 14b, allowed the deployment of Miners intended for the Argentina CGU to be reassigned to the Quebec CGU and Paraguay CGU. As a result, a portion of the equipment prepayments in the Argentina CGU that were impaired during the third quarter of 2022 was allocated to the Quebec CGU and Paraguay CGU. The deposits were transferred to the Quebec CGU and Paraguay CGU at the impaired amount. After performing the evaluation of the recoverable amount of the assets for these CGUs, the impairment losses previously recognized on these deposits were reversed into the Quebec CGU and Paraguay CGU by $11,641 and $8,486, respectively. The impairment reversals were recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets.

iv.	Sensitivity analysis

Changes in the following assumptions would result in further impairment on the Washington CGU as follows:

Increase in impairment loss
A decrease of 1% in revenues	476
An increase of 1% in the discount rate	460
An increase of 1% in energy prices	145

Changes in the following assumptions would result in further impairment on the Argentina CGU as follows:

Increase in impairment loss
A decrease of 1% in revenues	711
An increase of 1% in the discount rate	630
An increase of 1% in energy prices	211

For the Quebec CGU, a 1% decrease in revenues, a 1% increase in the discount rate or a 2% increase in energy prices would result in the recoverable amount being equal to the carrying amount. Additional changes in the following assumptions would result in impairment on the Quebec CGU as follows:

Increase in impairment loss
Additional decrease of 1% in revenues	2,861
Additional increase of 1% in the discount rate	2,432
Additional increase of 1% in energy prices	1,184

For the Paraguay CGU, management conducted a sensitivity analysis and determined that a reasonably possible change in any of the key assumptions would not result in an impairment loss.

d.	Quebec CGU’s reversal of impairment during the third quarter of 2021
i.	Background

In 2018, the Company recorded an impairment loss on its cryptocurrency mining CGU which resulted in $16,454 of impairment being allocated to BVVE and electrical components and leasehold improvements due to a significant decline in the BTC market price. As of September 30, 2021, the Company assessed whether there was an indication that the impairment loss recognized in 2018 may no longer exist or may have decreased, and concluded that there were observable indications that the CGU’s value had increased during the period.

ii.	Reversal of impairment loss

The Company’s management estimated the recoverable amount of the CGU, using a value in use calculation based on the present value of the expected cash flows over the estimated remaining useful life of the previously impaired CGU assets of approximately 1.5 years. Based on management’s calculations, an impairment reversal of $970 relating to the CGU was recognized during the period. The increased carrying amount of the CGU assets reflects the carrying amount of the CGU assets that would have been determined, net of depreciation, had no impairment loss been recognized in 2018. Mining assets outside of Quebec and Antminer S9 Miners were not included in the CGU for the purposes of the impairment reversal calculation.

The key assumptions used in the value in use calculation were as follows:

		Reversal of impairment (d)	Impairment (a)	Impairment (b)	Impairment and reversal of impairment (c)
		Third quarter of 2021	Second quarter of 2022	Third quarter of 2022	Fourth quarter of 2022
Revenues*	Two optimistic and two pessimistic scenarios and one status quo scenario, each with an estimated future BTC price and network difficulty, were used to project revenues and associated cash flows from cryptocurrency mining. Management assigned probabilities to each scenario to calculate weighted average expected outcomes.	The weighted average daily revenue per Terahash used in the value in use calculation was $0.22/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.11/Terahash
Discount rate and period	The discount rate reflects management’s assumptions regarding the unit’s specific risk. The pre-tax discount rate used was estimated with some of the risk already being implicitly reflected through management’s allocation of probabilities to the various scenarios included in the revenue calculation.	The discount pre-tax rate used was estimated at 18.3%	The value in use of the CGU was determined based on the present value of the expected cash flows over a four-year period discounted at an annual pre-tax rate of 24.75% in varying scenarios	The value in use of the Quebec, Washington State and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year and five-year periods, respectively, discounted at annual pre-tax rates of 29.00%, 29.75% and 38.25%, respectively, in varying scenarios	The value in use of the Quebec, Washington State, Paraguay and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year, five-year and five-year periods, respectively, discounted at annual pre-tax rates of 25.25%, 26.00%, 30.75% and 34.75%, respectively, in varying scenarios
Energy prices	Management estimated that energy prices for the duration of the forecasted years will be approximately:	$0.04 per kilowatt hour for the Quebec CGU	$0.027 per kilowatt hour for the Washington State CGU	$0.046, $0.027 and $0.030 per kilowatt hour for the Quebec, Washington State and Argentina CGUs, respectively	$0.048, $0.044, $0.038 and $0.039 per kilowatt hour for the Quebec, Washington State, Paraguay and Argentina CGUs, respectively
Terminal values	Management estimated the terminal value of the Miners included in the CGU for the purposes of the impairment testing to be the daily revenue per Terahash in effect at the end of the value in use calculation multiplied by the ending hashrate for a period of:	Approximately 6 months	Approximately 6 months	Not applicable	Not applicable

* Changes in BTC price and BTC network difficulty that can lead to changes in expected revenues were considered in the various scenarios listed above.

a.	Assets held for sale

Antminer S9 Miners were classified as assets held for sale since 2021. Refer to Note 10. During the year ended December 31, 2021, management has determined that the carrying amount of the Antminer S9, including the impairment recognized in 2018, was less than the estimated fair value less costs to sell. As a result, the Company recognized an impairment reversal of $890 relating to the impaired Antminer S9 Miners held for sale, reflecting the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized in 2018.

During the year ended December 31, 2022, due to the decline of the BTC price, unsold Antminer S9 Miners were written off and an impairment loss of $432 was recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets.

During the year ended December 31, 2022, due to the decline of the BTC price, unsold Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners were written off and an impairment loss of $113 was recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets.

b.	Suni mineral asset

In connection with the reverse acquisition of Bitfarms Ltd (Israel), the Company engaged an independent appraiser to determine the fair value as of the acquisition date, April 12, 2018, of Suni, an iron ore deposit located in Canada held by the acquiree. The appraiser’s valuation report was based on the market comparison method and the analysis of similar assets. Following certain adjustments resulting from changes in the price of iron ore, among other variables, Suni’s value at April 12, 2018 was estimated at $9,000.

The independent appraiser was engaged also to determine Suni’s fair value as of December 31, 2021 and 2020. Using the same valuation techniques, the appraiser determined that the value of Suni was $7,700 on December 31, 2021, or $7,200 after reflecting estimated costs to sell, compared to $9,000 on December 31, 2020, which resulted in an impairment of $1,800 to Suni’s value.

An independent appraiser was engaged to determine Suni’s fair value as of September 30, 2022 due to the decline in the iron ore price during the third quarter of 2022. Using the same method as the previous independent appraiser, the new appraiser determined that the fair value of Suni was $3,250, or $3,000 after reflecting estimated costs to sell, compared to $7,200 on December 31, 2021, which resulted in an impairment of $4,200 during the third quarter of 2022 to Suni’s mineral asset book value. There were no further impairment indicators as of December 31, 2022.

The impairment losses were recognized in profit or loss under Impairment on equipment and construction prepayments, property, plant and equipment and ROU assets. The fair value measurement is categorized as level 2 in the fair value hierarchy. The Suni mineral asset was inactive during the reporting periods and as of the date of approval of the consolidated financial statements.